Earnings/(Net Loss) Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share and per share amounts):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss - basic	$(5,383)	$(2,106)	$(8,935)	(3,778)
Less: Change in fair value and income impact of Cizzle option liability	-	175	-	311
Less: Change in fair value and income impact of Vela option liability	-	77	-	77
Net loss - diluted	$(5,383)	$(1,854)	(8,935)	(3,390)
Denominator:
Weighted average common stock outstanding, basic	73,851,440	64,626,430	73,840,488	64,626,430
Add: Cizzle option liability shares	-	395,460	-	395,460
Add: Vela option liability shares	-	803,678	-	404,059
Weighted average shares used in computing net loss per share - diluted	73,851,440	65,825,568	73,840,488	65,425,949
Net loss per share attributable to common stockholders, basic	$(0.07)	$(0.03)	(0.12)	(0.06)
Net income loss per share attributable to common stockholders, diluted	$(0.07)	$(0.03)	(0.12)	(0.05)

The following table presents the calculation of basic and diluted earnings/(net loss) per share (in thousands, except share amounts and per share data):

Schedule of Basic and Diluted Net Loss Per Share

	For the years ended December 31,
	2023	2022
Numerator:
Net income (loss) - basic	$(535)	$(4,887)
Less: Change in fair value and income impact of option liabilities	(5,521)	-
Net income (loss) - diluted	$(6,056)	$(4,887)
Denominator:
Weighted average common stock outstanding, basic	66,973,906	37,447,918
Add: Option liability conversion shares	919,975	-
Weighted average shares used in computing net loss per share - diluted	67,893,881	37,447,918
Net income (loss) per share, basic	$(0.01)	$(0.13)
Net income (loss) per share, diluted	$(0.09)	$(0.13)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of	As of
	June 30, 2024	June 30, 2023
Equity classified warrants	15,686,725	-
Liability classified warrants	20,540,000	-
Convertible notes payable	-	3,070,000
Stock options	1,006,719	-
Convertible promissory notes payable	80,500	-
Antidilutive Securities	37,313,944	3,070,000

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

Schedule of Potentially Dilutive Securities

	As of	As of
	December 31, 2023	December 31, 2022
Equity classified warrants	13,979,000	-
Liability classified warrants	20,054,000	-
Convertible notes payable	-	1,250,000
Convertible promissory notes payable	80,500	-
Stock options	1,071,719	-
Restricted stock units	146,963	-
Antidilutive Securities	35,332,182	1,250,000